PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 8,608,131	¥ 9,968,109
Restricted cash	158,075	2,014,304
Prepaid expenses	186,807	202,744
Other current assets	427,295	316,942
Total current assets	11,951,076	14,463,875
Other non-current assets	664,643	1,071,372
Total assets	74,813,954	71,632,443
Current liabilities
Short-term borrowings	1,652,196	4,639,674
Convertible bonds payable, current	2,083,829
Accounts payable	3,092,884	3,901,799
Accrued expenses and other payables	1,016,961	2,679,555
Total current liabilities	10,603,375	13,465,243
Convertible bonds payable	4,294,985	1,895,846
Total liabilities	50,629,299	45,736,281
Mezzanine Equity
Redeemable preferred shares (US $0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2021 and 2022; Redemption value of RMB958,480 and RMB1,047,012 as of December 31, 2021 and 2022, respectively; Liquidation preference of RMB1,269,027 and RMB1,047,012 as of December 31, 2021 and 2022, respectively)	1,047,012	958,480
Total mezzanine equity	1,047,012	1,363,153
Shareholders' equity
Ordinary shares (US$ 0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 and 1,456, 842, 655 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	516	507
Additional paid-in capital	29,048,598	28,983,330
Accumulated other comprehensive loss	(848,360)	(599,186)
Accumulated deficit	(5,179,705)	(3,910,815)
Total GDS Holdings Limited shareholders' equity	23,021,049	24,473,836
Commitments and contingencies
Total liabilities, mezzanine equity and equity	74,813,954	71,632,443
Parent Company | Reportable Legal Entities
Current assets
Cash	760,716	3,288,955
Restricted cash	20,402	1,944,589
Prepaid expenses	9,698	10,836
Other current assets	2,422	4,720
Total current assets	793,238	5,249,100
Investment, loans and amounts due from subsidiaries and consolidated VIEs	30,891,361	25,260,616
Other non-current assets	184	777
Total assets	31,684,783	30,510,493
Current liabilities
Short-term borrowings	1,045,252	3,148,188
Convertible bonds payable, current	2,083,829
Accounts payable	1,188	899
Accrued expenses and other payables	49,670	32,395
Due to subsidiaries	141,798	849
Total current liabilities	3,321,737	3,182,331
Convertible bonds payable	4,294,985	1,895,846
Total liabilities	7,616,722	5,078,177
Mezzanine Equity
Redeemable preferred shares (US $0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2021 and 2022; Redemption value of RMB958,480 and RMB1,047,012 as of December 31, 2021 and 2022, respectively; Liquidation preference of RMB1,269,027 and RMB1,047,012 as of December 31, 2021 and 2022, respectively)	1,047,012	958,480
Total mezzanine equity	1,047,012	958,480
Shareholders' equity
Ordinary shares (US$ 0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 and 1,456, 842, 655 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	516	507
Additional paid-in capital	29,048,598	28,983,330
Accumulated other comprehensive loss	(848,360)	(599,186)
Accumulated deficit	(5,179,705)	(3,910,815)
Total GDS Holdings Limited shareholders' equity	23,021,049	24,473,836
Total liabilities, mezzanine equity and equity	¥ 31,684,783	¥ 30,510,493